Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at	Charged to	Charged to
	Beginning	Costs and	Other Accounts—	Deductions—	Balance at
	of Period	Expenses	Describe(A)	Describe(B)	End of Period
Year ended March 31, 2021
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$82,417	$—	$351,270	$400,853	$32,834
Year ended March 31, 2020
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$29,178	$—	$677,652	$624,413	$82,417